Equity-Based Compensation - Successor Class P Unit Incentive Plan (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($) tranche $ / shares shares	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value | $	$ 520,000	$ 1,900,000	$ 17,000
Equity-based compensation | $	$ 988,000	0	$ 2,267,000
Unrecognized compensation costs | $		$ 1,894,000
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units threshold price per unit | $ / shares		$ 1.00
Number of tranches | tranche		3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted | shares		6,170,000
Forfeited | shares		(18,750)
Unvested and outstanding as of December 31, 2020 | shares		6,151,250